Convertible Preferred Stock - Summary of Convertible Preferred Stock Nonredeemable Or Redeemable Issuer (Parentheticals) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Convertible preferred stock par or stated value per share	$ 0.0001	$ 0.0001
Convertible preferred stock shares authorized	51,141,064	51,141,064	25,828,896
Convertible preferred stock shares issued	47,243,806	47,243,806
Convertible preferred stock shares outstanding	47,243,806	47,243,806
Convertible preferred stock liquidation preference value	$ 195,823	$ 195,823
Convertible Preferred Stock Series A [Member]
Class of Stock [Line Items]
Convertible preferred stock par or stated value per share			$ 0.0001
Convertible preferred stock shares authorized			2,758,788
Convertible preferred stock shares issued			2,758,788
Convertible preferred stock shares outstanding			2,758,788
Convertible preferred stock liquidation preference value			$ 5,222
Convertible Preferred Stock Series A1 [Member]
Class of Stock [Line Items]
Convertible preferred stock par or stated value per share			$ 0.0001
Convertible preferred stock shares authorized			2,413,906
Convertible preferred stock shares issued			2,413,906
Convertible preferred stock shares outstanding			2,413,906
Convertible preferred stock liquidation preference value			$ 5,198
Convertible Preferred Stock Series B [Member]
Class of Stock [Line Items]
Convertible preferred stock par or stated value per share			$ 0.0001
Convertible preferred stock shares authorized			20,656,202
Convertible preferred stock shares issued			20,649,758
Convertible preferred stock shares outstanding			20,649,758
Convertible preferred stock liquidation preference value			$ 57,061
Convertible Preferred Stock Series C [Member]
Class of Stock [Line Items]
Convertible preferred stock par or stated value per share		$ 0.0001
Convertible preferred stock shares authorized		51,141,064
Convertible preferred stock shares issued		47,243,806
Convertible preferred stock shares outstanding		47,243,806
Convertible preferred stock liquidation preference value		$ 195,823